Annual Total Returns (Bar Chart) - American Blue Chip Income and Growth Trust (American Blue Chip Income and Growth Trust, Series II, American Blue Chip Income and Growth Trust)	12 Months Ended
May 01, 2011
American Blue Chip Income and Growth Trust | Series II, American Blue Chip Income and Growth Trust
Bar Chart Table:
2002	(23.46%)
2003	30.02%
2004	9.13%
2005	6.66%
2006	16.79%
2007	1.48%
2008	(36.76%)
2009	27.13%
2010	11.75%